FINANCIAL RISK MANAGEMENT - Narrative (Details) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 CHF (SFr)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of liquidity risk [line items]
Percentage of trade account receivables insured	82.00%			82.00%
Revolving credit facilities outstanding availability	€ 514,000,000
Liquidity value	981,000,000
Cash and cash equivalents	439,000,000		€ 184,000,000				€ 164,000,000	€ 269,000,000
Undrawn facilities	542,000,000
Forward contract
Disclosure of liquidity risk [line items]
Total nominal amount forward contracts | SFr						SFr 174
Unrealized loss of the net investment hedge	3,000,000
Derivative classified as cash flow hedge
Disclosure of liquidity risk [line items]
Nominal amount hedging instrument | $				$ 330	$ 233
Forward purchase contracts versus EURO
Disclosure of liquidity risk [line items]
Net position hedges related to loans and deposits | $		$ 518
Forward purchase contracts versus EURO | Foreign exchange forward contracts
Disclosure of liquidity risk [line items]
Net position hedges related to loans and deposits | $		47
Forward purchase contracts versus EURO | Cross currency swaps
Disclosure of liquidity risk [line items]
Net position hedges related to loans and deposits | $		$ 565
U.S. Revolving Facility
Disclosure of liquidity risk [line items]
Borrowing base | $				396
French Inventory Based Facility
Disclosure of liquidity risk [line items]
Borrowing base | $				74
German Facility
Disclosure of liquidity risk [line items]
Borrowing base | $				$ 50
Currency risk
Disclosure of liquidity risk [line items]
Margin requirement paid as collateral to counterparties	3,000,000
Commodity price risk
Disclosure of liquidity risk [line items]
Margin requirement for aluminum and other commodity hedges	0		0
10% increase or decrease in the market price | Aluminium
Disclosure of liquidity risk [line items]
Impact of increase or decrease in market price in gain or loss from derivatives	27,000,000
Top of range | 50 basis point increase or decrease in the LIBOR or EURIBOR interest rates
Disclosure of liquidity risk [line items]
Impact of increase or decrease in interest rate in income before income tax	€ 1,000,000		€ 1,000,000